Fair value of financial instruments	12 Months Ended
Dec. 31, 2019
Disclosure of fair value measurement of assets [abstract]
Fair value of financial instruments [Text Block]

30. Fair value of financial instruments

The following table provides information about financial assets and liabilities measured at fair value in the consolidated balance sheets and categorized by level according to the significance of the inputs used in making the measurements.

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2- Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and

Level 3- Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

			December 31, 2019
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	-	-	1,067	1,067
Other minerals	-	-	633	633
Financial assets at fair value through other
comprehensive income (loss)(i)
Equity securities
Publicly traded mining exploration and development companies
Precious metals	48,295	-	-	48,295
Other minerals	9,114	-	-	9,114
	57,409	-	1,700	59,109

			December 31, 2018
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	-	-	3,322	3,322
Other minerals	-	-	26	26
Financial assets at fair value through other
comprehensive income (loss)(i)
Equity securities
Private mining exploration and development companies - precious metals	-	-	56,252	56,252
Publicly traded mining exploration and development companies
Precious metals	35,544	-	-	35,544
Other minerals	12,259	-	-	12,259
	47,803	-	59,600	107,403

(i) On the basis of its analysis of the nature, characteristics and risks of equity securities, the Company has determined that presenting them by industry and type of investment is appropriate.

During the years ended December 31, 2019 and 2018, there were no transfers among Level 1, Level 2 and Level 3.

Financial instruments in Level 1

The fair value of financial instruments traded in active markets is based on quoted market prices on a recognized securities exchange at the balance sheet dates. The quoted market price used for financial assets held by the Company is the last transaction price. Instruments included in Level 1 consist primarily of common shares trading on recognized securities exchanges, such as the TSX or the TSX Venture.

Financial instruments in Level 2

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on the Company's specific estimates. If all significant inputs required to measure the fair value of an instrument are observable, the instrument is included in Level 2. Instruments included in Level 2 consist of notes receivable and the liability related to share exchange rights. If one or more of the significant inputs are not based on observable market data, the instrument is included in Level 3.

Financial instruments in Level 3

Financial instruments classified in Level 3 include investments in private companies and warrants held by the Company that are not traded on a recognized securities exchange. At each balance sheet date, the fair value of investments held in private companies is evaluated using a discounted cash-flows approach. The main valuation inputs used in the cash-flows models being significant unobservable inputs, these investments are classified in Level 3. The fair value of the investments in warrants is determined using the Black-Scholes option pricing model which includes significant inputs not based on observable market data. Therefore, investments in warrants are included in Level 3.

The following table presents the changes in the Level 3 investments (warrants and investments in private companies) for the years ended December 31, 2019 and 2018:

	2019	2018
	$	$

Balance - January 1	59,600	8,092
Acquisitions	2,885	3,093
Deemed acquisition (Note 13)	-	46,625
Disposal (Note 21)	(58,641)	-
Warrants exercised	(1,055)	-
Change in fair value - warrants exercised(i)	(250)	-
Change in fair value - warrants expired(i)	(165)	(1,180)
Change in fair value - investments held at the end of the period(i)	(674)	2,970
Balance - December 31	1,700	59,600

(i)  Recognized in the consolidated statements of loss under other losses, net for the warrants and in the consolidated statements of other comprehensive loss under changes in fair value of financial assets at fair value through comprehensive income (loss) for the investments in common shares in private companies.

The fair value of the financial instruments classified as Level 3 depends on the nature of the financial instruments.

The fair value of the warrants on equity securities of publicly traded mining exploration and development companies, classified as Level 3, is determined using the Black-Scholes option pricing model. The main non-observable input used in the model is the expected volatility. An increase/decrease in the expected volatility used in the models of 10% would lead to an increase/decrease in the fair value of the warrants of $0.3 million as at December 31, 2019 and $0.4 million as at December 31, 2018.

As at December 31, 2018, the fair value of the equity securities of private mining exploration and development companies was determined using a discounted cash flows. The main non-observable inputs used in the models were the expected price of metals and the discount rate. An increase (decrease) in the long-term gold price of 10%, (base price used in the discounted cash flow model is US$1,300 per ounce) would lead to an increase (decrease) in the fair value of the investments in private companies of $6.7 million in 2018 and an increase (decrease) of 100 basis points in the discount rate (the base discount rate used in the discounted cash flow model is 5.1%) would lead to an increase (decrease) in the fair value of the investment of $6.7 million. There was no significant investment in private companies as at December 31, 2019.

Foreign exchange contracts

In 2019, the Company entered into foreign exchange contracts (collar options) to sell U.S. dollars and buy Canadian dollars for a total nominal amount of US$12.0 million. The contracts were put in place to protect revenues in Canadian dollars (from the sale of gold ounces received from royalty interests which are denominated in U.S. dollars) from a stronger Canadian dollar. The fair value of the contracts is booked at each reporting period on the consolidated balance sheets. As at December 31, 2019, there were no foreign exchange contracts outstanding.

Financial instruments not measured at fair value on the consolidated balance sheets

Financial instruments that are not measured at fair value on the consolidated balance sheets are represented by cash, short-term investments, trade receivables, amounts receivable from associates and other receivables, notes receivable, other financing facilities receivable, accounts payable and accrued liabilities and the long-term debt. The fair values of cash, short-term investments, trade receivables, amounts receivable from associates and other receivables and accounts payable and accrued liabilities approximate their carrying values due to their short-term nature. The fair value of the non-current notes receivable and other financing credit facilities receivable approximate their carrying value as there were no significant changes in economic and risks parameters since the issuance/acquisition or assumptions of those financial instruments.

The following table presents the carrying amount and the fair value of long-term debt, categorized under Levels 1 and 2, as at December 31, 2019:

	December 31, 2019
	Fair value	Carrying amount
	$	$

Long-term debt - Level 1	303,240	280,807
Long-term debt - Level 2	68,585	68,235
Balance - December 31	371,825	349,042